LEASED AUTOMOBILES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2013
LEASED AUTOMOBILES HELD FOR SALE [Abstract]
Schedule of Leased Automobiles Held for Sale

Leased automobiles held for sale are summarized as follows:

	December 31,
	2012	2013
	RMB	RMB	US$

Balance at beginning of year	150,000	224,167	37,030
Additions	116,402	113,408	18,734
Sales	(42,235)	(73,214)	(12,094)
Balance at end of year	224,167	264,361	43,670

Less: accumulated depreciation	(17,563)	(38,741)	(6,400)

Leased automobiles held for sale, net	206,604	225,620	37,270